Inventories - Schedule of Inventory (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Inventory [Line Items]
Inventories	SFr 216,713	SFr 134,178
Gross carrying amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	185,639	118,944
Gross carrying amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	28,765	14,359
Gross carrying amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	3,368	1,769
Accumulated impairment
Disclosure Of Inventory [Line Items]
Inventories	SFr 1,059	SFr 894